Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories - Schedule Of Inventories
Schedule of Inventories
in EUR thousands	December 31, 2020	December 31, 2019
Raw materials	1,557	893
Unfinished goods	390	201
Finished goods and products	2,727	2,971
Total	4,673	4,065